UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CLAIRVOYANCE CAPITAL ADVISORS INC.
Address:          8F, No. 136 Nanjing East Road Section 3
                  Taipei City, Taiwan, 104
                  R.O.C.


Form 13F File Number: 028-13325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert Wong
Title:            Authorized Signatory
Phone:            (212) 792-4399

Signature, Place, and Date of Signing:

/s/ Robert Wong        New York, New York        November 16, 2009
---------------        ------------------        -----------------
  [Signature]            [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total:     $81,397 (thousands)


List of Other Included Managers:

None



                                                               FORM 13F INFORMATION TABLE

                                                                     SHARES
                                TITLE OF                     VALUE   OR PRN    SH/  PUT/ INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)   AMT      PRN  CALL DISCRETN  MANAGERS   SOLE    SHARED   NONE
--------------                  --------         ------    --------  --------  ---- ---- --------  --------   ----    ------   ----
3SBIO INC                       SPONSORED ADR    88575Y105     229    20,821   SH         Sole                 20,821   0        0
ADVANCED SEMICONDUCTOR ENGR     SPONSORED ADR    00756M404     150    36,400   SH         Sole                 36,400   0        0
ASIAINFO HLDGS INC              COM              04518A104     999    50,000   SH         Sole                 50,000   0        0
ATHEROS COMMUNICATIONS INC      COM              04743P108     849    32,000   SH         Sole                 32,000   0        0
AVAGO TECHNOLOGIES LTD          SHS              Y0486S104     171    10,000   SH         Sole                 10,000   0        0
BROADCOM CORP                   CL A             111320107     307    10,000   SH         Sole                 10,000   0        0
CHINA NEPSTAR CHAIN DRUGSTOR    SPONSORED ADR    16943C109      76    10,000   SH         Sole                 10,000   0        0
CREE INC                        COM              225447101  15,081   410,369   SH         Sole                410,369   0        0
CTRIP COM INTL LTD              ADR              22943F100     335     5,700   SH         Sole                  5,700   0        0
E M C CORP MASS                 COM              268648102   1,704   100,000   SH         Sole                100,000   0        0
ENTROPIC COMMUNICATIONS INC     COM              29384R105   1,725   629,613   SH         Sole                629,613   0        0
FIRST SOLAR INC                 COM              336433107  18,007   117,800   SH   PUT   Sole                117,800   0        0
FOCUS MEDIA HLDG LTD            SPONSORED ADR    34415V109   2,703   244,855   SH         Sole                244,855   0        0
FORMFACTOR INC                  COM              346375108     287    12,000   SH         Sole                 12,000   0        0
INTERNATIONAL RECTIFIER CORP    COM              460254105   1,077    55,250   SH         Sole                 55,250   0        0
MEMC ELECTR MATLS INC           COM              552715104   1,829   110,000   SH         Sole                110,000   0        0
NEW ORIENTAL ED & TECH GRP I    SPON ADR         647581107   6,499    80,787   SH         Sole                 80,787   0        0
POWER INTEGRATIONS INC          COM              739276103  15,441   463,262   SH         Sole                463,262   0        0
QUALCOMM INC                    COM              747525103   4,498   100,000   SH         Sole                100,000   0        0
RUBICON TECHNOLOGY INC          COM              78112T107     565    38,074   SH         Sole                 38,074   0        0
SINA CORP                       ORD              G81477104     254     6,700   SH         Sole                  6,700   0        0
SPREADTRUM COMMUNICATIONS IN    ADR              849415203   2,491   545,084   SH         Sole                545,084   0        0
SYNAPTICS INC                   COM              87157D109     697    27,644   SH         Sole                 27,644   0        0
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039100   5,057   461,406   SH         Sole                461,406   0        0
VANCEINFO TECHNOLOGIES INC      ADR              921564100     250    12,840   SH         Sole                 12,840   0        0
VERIGY LTD                      SHS              Y93691106     116    10,000   SH         Sole                 10,000   0        0